Income Taxes - Deferred Income Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Tax credit carryforwards	$ 8	$ 8
Net operating losses (“NOLs”)	1	1
Environmental liabilities	1	1
Inventories	10	10
Other assets	16	17
Total deferred income tax assets	36	37
Less: Valuation allowance	1	1
Net deferred income tax assets	35	36
Deferred income tax liabilities:
Property and equipment	145	147
Other	0	1
Total deferred income tax liabilities	145	148
Net deferred income tax liabilities	$ 110	$ 112